FAIR VALUE MEASUREMENTS - Monte Carlo simulation model for Bridge Note Bifurcate Derivative (Details)			1 Months Ended	12 Months Ended
	Oct. 06, 2022	Oct. 05, 2022	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination	90.00%		95.00%
Level 3
FAIR VALUE MEASUREMENTS
CCC bond rates		14.09%	15.09%	15.09%	13.31%
Probability of early termination/repayment -business combination not completed		10.00%	5.00%	5.00%	5.00%
Probability of early termination/repayment -business combination completed or PIPE completed		90.00%	95.00%	95.00%	80.00%
Level 3 | Probability of completing a business combination by March 31, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination		50.00%	50.00%	50.00%
Level 3 | Probability of completing a business combination by June 30, 2023
FAIR VALUE MEASUREMENTS
Probability of completing a business combination		50.00%	50.00%	50.00%